Prepayments and other current assets -Summary of provision for prepayments and other current assets (Details)(Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Balance at the beginning of year	¥ 94,433	$ 13,691	¥ 91,422	¥ 48,647
Cumulative effect of adoption of new accounting standard for expected credit losses	844	122	13,216	56,747
Reversal	(2,374)	(344)	0	(837)
Write-offs			(10,205)	(14,968)
Balance at the end of year	80,547	11,678	94,433	91,422
Accounting standards update
Addition				1,833
Prepaid Expenses And Other Current Asset
Balance at the beginning of year	318,034	46,111	342,383	154,482
Cumulative effect of adoption of new accounting standard for expected credit losses	0		0	17,262
Addition	16,508	2,393	22,408	182,829
Reversal	(8,050)	(1,167)	(19,550)	(12,190)
Write-offs	0		(27,207)
Disposals of subsidiaries	(1,614)	(234)	0
Balance at the end of year	¥ 324,878	$ 47,103	¥ 318,034	¥ 342,383